Income taxes - Changes in Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in net deferred tax liability during the year [abstract]
Net deferred tax liability beginning balance	$ 6,250	$ 5,530	$ 5,367
Charged (credited) to the Consolidated statement of income	1,708	435	(381)
Charged (credited) to Other comprehensive income	35	(19)	98
Foreign currency translation effects and other effects	(337)	304	446
Net deferred tax liability ending balance	7,655	6,250	5,530
Net deferred tax assets and liabilities [abstract]
Deferred tax assets	6,259	4,974	3,881
Deferred tax liabilities	14,037	11,224	$ 9,410
Deferred tax assets recognized in entities which have suffered a loss in either the current or preceding period	4,636	2,328
Deferred tax assets	6,381
Deferred tax assets reported in Assets classified as held for sale	$ 122	$ 0